Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31,	December 31,
	2023	2022
Trade receivables	$121,735	$130,588
Less: allowance for doubtful accounts	(28,180)	(66,852)
Trade receivables, net	93,555	63,736

Other	-	3,248
	$93,555	$66,984